Intangible Assets (Details) - Schedule of amortization of intangible assets attributable to future periods - USD ($)	Jun. 30, 2022	Sep. 30, 2021
Schedule Of Amortization Of Intangible Assets Attributable To Future Periods Abstract
2023	$ 2,371,566	$ 1,408,540
2024	2,345,927	1,408,540
2025	2,062,027	1,408,540
2026	1,888,476
2027 and thereafter		$ 7,981,956
Total	$ 8,667,996